Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Prepayments [Abstract]
Schedule of Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Non-current portion	19,523	3,134	20,047
Current portion - amount charged to expense next year	454	73	454
	19,977	3,207	20,501